SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			3 Months Ended		11 Months Ended	12 Months Ended		15 Months Ended
	Nov. 05, 2021	May 11, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash			$ 10,108		$ 453,151	$ 30,870	$ 453,151	$ 10,108
Cash equivalents			0		0	0	0	0
Payments for investment of cash in trust account	$ 117,300,000	$ 117,300,000	$ 368,760		117,300,000	$ 2,545,838
Price per unit	$ 10.00	$ 10.00
Warrant exercisable			12,085,275			12,085,275
Unrecognized tax benefits			$ 0	$ 0	0	$ 0	0	0
Unrecognized tax benefits accrued for interest and penalties			$ 0	$ 0	$ 0	$ 0	0	$ 0
Effective tax rate			(225.88%)	0.00%		(38.96%)
Statutory tax rate					21.00%	21.00%		21.00%
Formation and operating costs
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock-based compensation expense						$ 2,825,960
Founder Shares | ARC | Introducing Advisor Agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock-based compensation expense							$ 0
Class A Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common Stock, shares outstanding			3,316,819			585,275		3,316,819
Class A Common Stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common Stock, shares outstanding			4,838,792			11,500,000		4,838,792
Common Stock, subject to possible redemption			2,731,544		11,500,000	2,731,544	11,500,000	2,731,544
Class B Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common Stock, shares outstanding			4,253,517		2,875,000	4,253,517	2,875,000	4,253,517